Severance Indemnities And Pension Plans (Reconciliation Of Plan Assets Measured At Fair Value Using Significant Unobservable Inputs (Level3)) (Detail) (JPY ¥) In Millions, unless otherwise specified																																		12 Months Ended
	Mar. 31, 2014 Domestic Subsidiaries, Pension Benefits And SIP [Member]	Mar. 31, 2013 Domestic Subsidiaries, Pension Benefits And SIP [Member]	Mar. 31, 2014 Domestic Subsidiaries, Pension Benefits And SIP [Member] Other Debt Securities [Member]		Mar. 31, 2013 Domestic Subsidiaries, Pension Benefits And SIP [Member] Other Debt Securities [Member]		Mar. 31, 2014 Domestic Subsidiaries, Pension Benefits And SIP [Member] Non-Japanese Marketable Equity Securities [Member]	Mar. 31, 2013 Domestic Subsidiaries, Pension Benefits And SIP [Member] Non-Japanese Marketable Equity Securities [Member]	Mar. 31, 2014 Domestic Subsidiaries, Pension Benefits And SIP [Member] Japanese Pooled Funds [Member]	Mar. 31, 2013 Domestic Subsidiaries, Pension Benefits And SIP [Member] Japanese Pooled Funds [Member]	Mar. 31, 2014 Domestic Subsidiaries, Pension Benefits And SIP [Member] Japanese Pooled Funds [Member] Non-Japanese Debt Securities [Member]	Mar. 31, 2013 Domestic Subsidiaries, Pension Benefits And SIP [Member] Japanese Pooled Funds [Member] Non-Japanese Debt Securities [Member]	Mar. 31, 2014 Domestic Subsidiaries, Pension Benefits And SIP [Member] Japanese Pooled Funds [Member] Other [Member]	Mar. 31, 2013 Domestic Subsidiaries, Pension Benefits And SIP [Member] Japanese Pooled Funds [Member] Other [Member]	Mar. 31, 2014 Domestic Subsidiaries, Pension Benefits And SIP [Member] Other Investment Funds [Member]	Mar. 31, 2013 Domestic Subsidiaries, Pension Benefits And SIP [Member] Other Investment Funds [Member]	Mar. 31, 2014 Domestic Subsidiaries, Pension Benefits And SIP [Member] Other Investments [Member]	Mar. 31, 2013 Domestic Subsidiaries, Pension Benefits And SIP [Member] Other Investments [Member]	Mar. 31, 2014 Foreign Offices And Subsidiaries, Pension Benefits [Member]	Mar. 31, 2013 Foreign Offices And Subsidiaries, Pension Benefits [Member]	Mar. 31, 2012 Foreign Offices And Subsidiaries, Pension Benefits [Member]	Mar. 31, 2014 Foreign Offices And Subsidiaries, Pension Benefits [Member] Other Debt Securities [Member]		Mar. 31, 2013 Foreign Offices And Subsidiaries, Pension Benefits [Member] Other Debt Securities [Member]		Mar. 31, 2014 Foreign Offices And Subsidiaries, Pension Benefits [Member] Non-Japanese Marketable Equity Securities [Member]	Mar. 31, 2013 Foreign Offices And Subsidiaries, Pension Benefits [Member] Non-Japanese Marketable Equity Securities [Member]	Mar. 31, 2014 Foreign Offices And Subsidiaries, Pension Benefits [Member] Other Investment Funds [Member]		Mar. 31, 2013 Foreign Offices And Subsidiaries, Pension Benefits [Member] Other Investment Funds [Member]		Mar. 31, 2014 Foreign Offices And Subsidiaries, Pension Benefits [Member] Other Investments [Member]	Mar. 31, 2013 Foreign Offices And Subsidiaries, Pension Benefits [Member] Other Investments [Member]	Mar. 31, 2014 Level 3 [Member] Domestic Subsidiaries, Pension Benefits And SIP [Member]	Mar. 31, 2013 Level 3 [Member] Domestic Subsidiaries, Pension Benefits And SIP [Member]	Mar. 31, 2014 Level 3 [Member] Domestic Subsidiaries, Pension Benefits And SIP [Member] Other Debt Securities [Member]		Mar. 31, 2013 Level 3 [Member] Domestic Subsidiaries, Pension Benefits And SIP [Member] Other Debt Securities [Member]		Mar. 31, 2013 Level 3 [Member] Domestic Subsidiaries, Pension Benefits And SIP [Member] Non-Japanese Marketable Equity Securities [Member]	Mar. 31, 2014 Level 3 [Member] Domestic Subsidiaries, Pension Benefits And SIP [Member] Japanese Pooled Funds [Member]	Mar. 31, 2013 Level 3 [Member] Domestic Subsidiaries, Pension Benefits And SIP [Member] Japanese Pooled Funds [Member]	Mar. 31, 2014 Level 3 [Member] Domestic Subsidiaries, Pension Benefits And SIP [Member] Japanese Pooled Funds [Member] Non-Japanese Debt Securities [Member]	Mar. 31, 2013 Level 3 [Member] Domestic Subsidiaries, Pension Benefits And SIP [Member] Japanese Pooled Funds [Member] Non-Japanese Debt Securities [Member]	Mar. 31, 2013 Level 3 [Member] Domestic Subsidiaries, Pension Benefits And SIP [Member] Japanese Pooled Funds [Member] Other [Member]	Mar. 31, 2014 Level 3 [Member] Domestic Subsidiaries, Pension Benefits And SIP [Member] Other Investment Funds [Member]	Mar. 31, 2013 Level 3 [Member] Domestic Subsidiaries, Pension Benefits And SIP [Member] Other Investment Funds [Member]	Mar. 31, 2014 Level 3 [Member] Foreign Offices And Subsidiaries, Pension Benefits [Member]	Mar. 31, 2013 Level 3 [Member] Foreign Offices And Subsidiaries, Pension Benefits [Member]	Mar. 31, 2014 Level 3 [Member] Foreign Offices And Subsidiaries, Pension Benefits [Member] Other Investment Funds [Member]	Mar. 31, 2013 Level 3 [Member] Foreign Offices And Subsidiaries, Pension Benefits [Member] Other Investment Funds [Member]	Mar. 31, 2014 Level 3 [Member] Foreign Offices And Subsidiaries, Pension Benefits [Member] Other Investments [Member]	Mar. 31, 2013 Level 3 [Member] Foreign Offices And Subsidiaries, Pension Benefits [Member] Other Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of fiscal year	¥ 2,004,329	¥ 1,920,577	¥ 18,304	[1]	¥ 24,802	[1]	¥ 13,288	¥ 19,593	¥ 715,644	¥ 729,104	¥ 98,984	¥ 71,933	¥ 13,026	¥ 17,623	¥ 175,551	¥ 147,151	¥ 107,716	¥ 81,022	¥ 368,095	¥ 233,081	¥ 182,791	¥ 52,463	[1]	¥ 33,315	[1]	¥ 24,515	¥ 13,720	¥ 269,480	[2]	¥ 171,136	[2]	¥ 8,194	¥ 7,310	¥ 61,611	¥ 55,487	¥ 6,134	[1]	¥ 5,995		¥ 87	¥ 6,846	¥ 8,308	¥ 6,846	¥ 5,807	¥ 2,501	¥ 48,631	¥ 41,097	¥ 16,469	¥ 12,626	¥ 14,486	¥ 12,282	¥ 1,983	¥ 344
Defined benefit plan, Realized gains (losses)																																		(2,620)	(341)	(4)		18		30						(2,616)	(389)	11				11
Defined benefit plan, Unrealized gains (losses)																																		1,779	5,448	(85)		409			483	1,042	483	1,042		1,381	3,997	7,552	2,283	6,688	1,075	864	1,208
Defined benefit plan, Purchases, sales and settlements																																		(3,949)	(4,871)	(12)		(248)		(117)	13	(3)	13	(3)		(3,950)	(4,503)	5,609	1,560	5,566	1,129	43	431
Defined benefit plan, Transfer into Level 3																																			8,429												8,429
Defined benefit plan, Transfer out of Level 3																																		(50)	(2,541)	(50)		(40)				(2,501)			(2,501)
Fair value of plan assets at end of fiscal year	¥ 2,004,329	¥ 1,920,577	¥ 18,304	[1]	¥ 24,802	[1]	¥ 13,288	¥ 19,593	¥ 715,644	¥ 729,104	¥ 98,984	¥ 71,933	¥ 13,026	¥ 17,623	¥ 175,551	¥ 147,151	¥ 107,716	¥ 81,022	¥ 368,095	¥ 233,081	¥ 182,791	¥ 52,463	[1]	¥ 33,315	[1]	¥ 24,515	¥ 13,720	¥ 269,480	[2]	¥ 171,136	[2]	¥ 8,194	¥ 7,310	¥ 56,771	¥ 61,611	¥ 5,983	[1]	¥ 6,134	[1]		¥ 7,342	¥ 6,846	¥ 7,342	¥ 6,846		¥ 43,446	¥ 48,631	¥ 29,641	¥ 16,469	¥ 26,740	¥ 14,486	¥ 2,901	¥ 1,983

[1]	These debt securities include debt securities issued by the MUFG Group in the amount of ¥471 million (0.02% of plan assets) and ¥401 million (0.02% of plan assets) to the pension benefits and SIPs at March 31, 2013 and 2014, respectively.
[2]	Other investment funds of the foreign offices and subsidiaries are mainly comprised of ¥87,243 million of mutual funds and ¥13,531 million of real estate funds, and of ¥148,360 million of mutual funds and ¥25,486 million of real estate funds, which were held by MUAH at December 31, 2012 and 2013, respectively.